UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Semi-annual distribution period from
August 15, 2008 to February 17, 2009

Commission File Number of issuing entity: 333-101155-29

MS Structured TILES Series 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-101155

MS Structured Asset Corp.
(Exact name of depositor as specified in its charter)

MS Structured Asset Corp.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

84-6392593
(I.R.S. Employer Identification No.)

c/o Bank of America, National Association as successor by merger to LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A Units	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The semi-annual distribution report for the period of August 15, 2008 to February 17, 2009 for the holders of Treasury Index LinkEd Securities (TILES SM) Series 2006-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
No update to report.

Item 7. Significant Enhancement Provider Information.
No update to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(b)
99.1 Semi-annual distribution report pursuant to the Trust Agreement for the distribution period referenced above. The date and time stamp on the semi annual distribution report is 13-Feb-2009 - 15:55.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TILES Trust No. 2006-1
Date:	March 2, 2009	By: Bank of America, National Association as successor by merger to LaSalle Bank National Association as Trustee
/s/ Vanessa L. Danner
Name: Vanessa L. Danner
Title: Vice President